Equity and Partners' Capital - Calculation of Net Income Per Unit Table (details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Unit [Line Items]
Net income attributable to Western Gas Partners, LP	$ 274,627,000	[1]	$ 134,377,000	[1]	$ 192,758,000	[1]
Pre-acquisition net (income) loss allocated to Anadarko	(4,128,000)	[1]	(27,391,000)	[1]	(52,599,000)	[1]
General partner interest in net (income) loss	69,633,000	[1],[2]	28,089,000	[1],[2]	8,599,000	[1],[2]
Limited partners' interest in net income	200,866,000	[1],[2]	78,897,000	[1],[2]	131,560,000	[1],[2]
Common Units [Member]
Earnings Per Unit [Line Items]
Limited partners' interest in net income	200,866,000		78,897,000		110,542,000
Common Units [Member] | Limited Partner [Member]
Earnings Per Unit [Line Items]
Net income per common unit - basic and diluted	$ 1.83	[1]	$ 0.84	[1]	$ 1.64	[1]
Weighted average units outstanding - basic and diluted	109,872		93,936		67,333
Subordinated [Member]
Earnings Per Unit [Line Items]
Limited partners' interest in net income	$ 0		$ 0		$ 21,018,000
Subordinated [Member] | Limited Partner [Member]
Earnings Per Unit [Line Items]
Net income per common unit - basic and diluted	$ 0	[1],[3]	$ 0	[1],[3]	$ 1.28	[1],[3]
Weighted average units outstanding - basic and diluted	0		0		16,431

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Represents net income earned on and subsequent to the date of the acquisition of the Partnership assets (as defined in Note 1). See Note 4.
[3]	All subordinated units were converted to common units on a one-for-one basis on August 15, 2011. See Note 4.